POLICYHOLDERS' ACCOUNT BALANCES - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Insurance [Abstract]
Change from assumption updates	$ (276)	$ 60	$ 0